Risk information - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2021	Dec. 31, 2020
Risk information
Net exposure	kr 372.5	kr 359.5
Central governments
Risk information
Net exposure	185.5	185.5
Regional governments
Risk information
Net exposure	15.3	12.3
Multilateral development banks
Risk information
Net exposure	3.0	3.5
Public sector entity
Risk information
Net exposure	5.4	4.2
Financial institutions
Risk information
Net exposure	41.2	30.9
Corporates
Risk information
Net exposure	122.1	123.1
Middle East/ Africa/Turkey
Risk information
Net exposure	1.4	2.7
Middle East/ Africa/Turkey | Central governments
Risk information
Net exposure		0.1
Middle East/ Africa/Turkey | Financial institutions
Risk information
Net exposure	0.0	0.0
Middle East/ Africa/Turkey | Corporates
Risk information
Net exposure	1.4	2.6
Asia excl. Japan
Risk information
Net exposure	1.6	2.7
Asia excl. Japan | Central governments
Risk information
Net exposure	0.4	0.4
Asia excl. Japan | Financial institutions
Risk information
Net exposure		1.2
Asia excl. Japan | Corporates
Risk information
Net exposure	1.2	1.1
Japan
Risk information
Net exposure	7.7	6.9
Japan | Central governments
Risk information
Net exposure	2.0	2.4
Japan | Financial institutions
Risk information
Net exposure	2.4	0.6
Japan | Corporates
Risk information
Net exposure	3.3	3.9
North America
Risk information
Net exposure	12.6	9.0
North America | Central governments
Risk information
Net exposure	2.0	1.6
North America | Financial institutions
Risk information
Net exposure	4.9	1.7
North America | Corporates
Risk information
Net exposure	5.7	5.7
Oceania
Risk information
Net exposure		0.8
Oceania | Financial institutions
Risk information
Net exposure		0.8
Latin America
Risk information
Net exposure	3.3	3.3
Latin America | Corporates
Risk information
Net exposure	3.3	3.3
Sweden
Risk information
Net exposure	274.6	268.0
Sweden | Central governments
Risk information
Net exposure	161.5	159.2
Sweden | Regional governments
Risk information
Net exposure	15.3	12.2
Sweden | Financial institutions
Risk information
Net exposure	15.1	11.4
Sweden | Corporates
Risk information
Net exposure	82.7	85.2
West European countries excl. Sweden
Risk information
Net exposure	67.1	62.7
West European countries excl. Sweden | Central governments
Risk information
Net exposure	17.0	19.0
West European countries excl. Sweden | Regional governments
Risk information
Net exposure	0.0	0.1
West European countries excl. Sweden | Multilateral development banks
Risk information
Net exposure	3.0	3.5
West European countries excl. Sweden | Public sector entity
Risk information
Net exposure	5.4	4.2
West European countries excl. Sweden | Financial institutions
Risk information
Net exposure	18.6	15.0
West European countries excl. Sweden | Corporates
Risk information
Net exposure	23.1	20.9
Central-East European countries
Risk information
Net exposure	4.2	3.4
Central-East European countries | Central governments
Risk information
Net exposure	2.6	2.8
Central-East European countries | Financial institutions
Risk information
Net exposure	0.2	0.2
Central-East European countries | Corporates
Risk information
Net exposure	kr 1.4	kr 0.4